Securities - Summary of Securities Net Realized Gains (Losses) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Disclosure of financial assets [line items]
Net realized gains (losses)	$ 40	$ 78	$ 111
Debt securities [member] | Financial assets amortized cost [member]
Disclosure of financial assets [line items]
Net realized gains (losses)	13	49
Debt securities [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Net realized gains (losses)	$ 27	$ 29